90 State House Square Hartford, CT 06103-3702 +1 860 524 3999 Main +1 860 524 3930 Fax www.dechert.com ANTHONY H. ZACHARSKI anthony.zacharski@dechert.com +1 860 524 3937 Direct +1 860 394 4206 Fax

March 14, 2016

VIA EDGAR

March 14, 2016

Alison White, Esq.

Securities and Exchange Commission

[100 F Street, NE

Washington, DC 20549]

Re: Praxis Mutual Funds Definitive Proxy Statement Filing

Accession No: 0001193125-16-491293.

Dear Ms. White:

On behalf of the Praxis Mutual Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, the definitive proxy statement on Schedule 14A. The definitive proxy statement incorporates comments received from the Commission on the Trust’s preliminary proxy staff previously filed on March 3, 2016 (Accession No: 0001193125-16-491293). All changes are marked.

If you or any other members of the Staff have any questions or comments regarding this letter, please call me at 860-524-3937.

Very truly yours,

/s/ Anthony Zacharski

Anthony Zacharski

Fund Counsel, Praxis Mutual Funds